CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (1,466)	$ (1,040)	$ (1,510)
Other comprehensive income (loss):
Recognition of pension and other postretirement benefits income (loss), net of tax of $(22), $129 and $(28), respectively	45	(211)	32
Comprehensive loss	$ (1,421)	$ (1,251)	$ (1,478)